UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Trust

Quarterly portfolio holdings 9/30/15

Fund's investments	Collateral Trust

As of 9-30-15 (unaudited)
	Maturity Date	Yield	* (%)	Par value	Value
Commercial paper 58.2%					$827,304,243
(Cost $827,304,243)
Air Liquide US LLC	10-01-15	0.200		25,100,000	25,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.	10-01-15	0.150		78,000,000	78,000,000
BMW US Capital LLC	10-02-15 to 10-09-15	0.120 to 0.130		34,000,000	33,999,427
CAFCO LLC	11-02-15	0.320		20,000,000	19,994,311
Caisse Centrale Desjardins	10-01-15 to 12-23-15	0.120 to 0.280		65,000,000	64,989,484
Cargill, Inc.	10-01-15 to 10-02-15	0.080 to 0.090		39,000,000	38,999,975
Chariot Funding LLC	10-19-15 to 01-15-16	0.290 to 0.400		47,900,000	47,859,730
Commonwealth Bank of Australia	10-02-15	0.100		2,450,000	2,449,993
Credit Suisse New York	10-07-15	0.420		5,000,000	4,999,650
Electricite de France SA	10-19-15 to 01-06-16	0.150 to 0.500		32,886,000	32,863,123
EMC Corp.	10-14-15	0.150		2,000,000	1,999,892
Emerson Electric Company	10-02-15	0.170		5,800,000	5,799,973
Essilor International SA	01-29-16	0.390		20,000,000	19,974,000
Exxon Mobil Corp.	10-05-15	0.090		15,000,000	14,999,850
Illinois Tool Works, Inc.	10-01-15 to 10-05-15	0.100 to 0.120		51,000,000	50,999,825
Johnson & Johnson	10-01-15 to 10-02-15	0.050		22,000,000	21,999,997
Jupiter Securitization Company LLC	02-04-16	0.400		25,000,000	24,965,000
L'Oreal USA, Inc.	10-09-15	0.120		1,400,000	1,399,963
MetLife Short Term Funding LLC	12-14-15	0.200		1,510,000	1,509,379
National Rural Utilities Cooperative Finance Corp.	10-01-15 to 10-05-15	0.150 to 0.170		33,000,000	32,999,811
Nestle Capital Corp.	10-05-15	0.100		2,310,000	2,309,974
Novartis Finance Corp.	10-08-15	0.100		20,000,000	19,999,611
NSTAR Electric Company	10-02-15 to 10-15-15	0.090 to 0.150		55,750,000	55,748,630
Old Line Funding LLC	10-01-15 to 10-05-15	0.140 to 0.150		60,000,000	59,999,378
Parker-Hannifin Corp.	10-01-15	0.130		1,300,000	1,300,000
Piedmont Natural Gas Company, Inc.	10-02-15 to 10-07-15	0.140 to 0.180		46,000,000	45,999,157
Sumitomo Mitsui Banking Corp.	10-22-15	0.170		25,000,000	24,997,521
Swedbank AB	12-22-15	0.275		25,000,000	24,984,340
Telstra Corp., Ltd.	12-22-15	0.300		40,100,000	40,072,598
United Parcel Service, Inc.	10-02-15	0.100		5,000,000	4,999,986
United Technologies Corp.	10-05-15 to 01-06-16	0.180 to 0.400		21,000,000	20,989,665
Corporate interest-bearing obligations 14.3%					$203,108,528
(Cost $203,159,133)
Canadian Imperial Bank of Commerce	10-01-15	0.900		16,000,000	16,000,000
General Electric Capital Corp. (P)	01-08-16	0.884		10,000,000	10,010,310
General Electric Capital Corp.	01-08-16	1.000		2,740,000	2,744,535
Honeywell International, Inc. (P)	11-17-15	0.371		15,000,000	14,998,515
Macquarie Bank, Ltd. (P)(S)	12-08-15 to 06-15-16	0.409 to 0.787		30,750,000	30,749,405
Thunder Bay Funding LLC (P)(S)	12-14-15	0.316		35,000,000	35,000,000
US Bank NA (P)	04-22-16	0.415		50,000,000	49,989,799
Wells Fargo & Company (P)	10-28-15 to 07-20-16	0.494 to 0.817		43,577,000	43,615,964
U.S. Government Agency obligations 2.1%					$29,999,850
(Cost $29,999,971)
Federal Home Loan Bank (P)	10-08-15	0.144		30,000,000	29,999,850
Certificate of deposit 14.9%					$211,306,004
(Cost $211,306,004)
BMO Harris Bank NA (P)	01-19-16	0.399		16,000,000	15,999,138
Chase Bank USA NA (P)	12-07-15	0.299		40,000,000	40,000,000
Chase Bank USA NA	12-07-15	0.380		13,000,000	13,000,000
Credit Suisse New York (P)	01-28-16	0.669		81,285,000	81,307,623
Rabobank USA Financial Corp. (P)	02-05-16	0.354		20,000,000	19,999,243
Royal Bank of Canada (P)	02-23-16	0.315		21,000,000	21,000,000
UBS AG (P)	03-03-16	0.411		20,000,000	20,000,000

2SEE NOTES TO FUND'S INVESTMENTS

Collateral Trust

	Maturity Date	Yield	* (%)	Par value	Value
Asset backed securities 0.2%					$2,877,159
(Cost $2,877,159)
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A1	04-08-16	0.400		2,877,159	2,877,159
		Yield (%	)	Shares	Value
Money market funds 4.9%					$70,000,000
(Cost $70,000,000)
State Street Institutional Liquid Reserves Fund		0.1305(Y	)	70,000,000	70,000,000
				Par value	Value
Repurchase agreement 6.4%					$90,900,000
(Cost $90,900,000)
Repurchase Agreement with State Street Corp. dated 9-30-15 at 0.000% to be repurchased at $90,900,000 on 10-1-15, collateralized by $90,790,000 U.S. Treasury Notes, 1.625% due 6-30-19 (valued at $92,723,827, including interest)				90,900,000	90,900,000
Total investments (Cost $1,435,546,510)† 101.0%					$1,435,495,784
Other assets and liabilities, net (1.0%)					($14,780,777)
Total net assets 100.0%					$1,420,715,007

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 9-30-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 9-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,435,546,510. Net unrealized depreciation aggregated $50,726 of which $239 related to appreciated investment securities and $50,965 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	315Q3	09/15
This report is for the information of the shareholders of John Hancock Collateral Trust.		11/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date:    November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date:    November 13, 2015

By:

/s/ Charles A. Rizzo

___________________________

Charles A. Rizzo

Chief Financial Officer

Date:    November 13, 2015